Schedule of Interest Expenses (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Notes Payable Related Party
Interest on convertible notes			$ 29,753		$ 17,260	$ 21,516
Interest on notes payable			20,032	18,987	28,674	9,734
Interest on notes payable, related parties			8,604
Amortization of debt discounts			48,649	13,786	42,247
Amortization of debt discounts, common stock			74,414	170,033
Amortization of debt discounts, warrants			177,537
Amortization of stock-based debt discounts					414,409
Interest on accounts payable			11,249	7,289	8,541	16,342
Total interest expense	$ 190,730	$ 116,634	$ 356,922	$ 210,095	$ 511,131	$ 47,592